Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41817
Entity Registrant Name	VS MEDIA HOLDINGS LIMITED
Entity Central Index Key	0001951294
Entity Address, Address Line One	6/F, KOHO
Entity Address, Address Line Two	75 Hung To Road
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK